Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
Accounting Changes And Error Correction [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 3. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Background of the Restatement

In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to the Public Warrants (as defined below) and the Private Placement Warrants that the Company issued in August 2020, the Company’s previously issued financial statements for the periods ended September 30, 2020 and December 31, 2020 should no longer be relied upon. As such, the Company is restating its financial statements for the such periods including in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance in August 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Company’s warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for the warrants issued in August 2020 in light of the SEC Staff’s published views. Based on this reassessment, management determined that the warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s Statement of Operations for each reporting period. Further, a portion of the offering costs previously included in equity, and now attributed to the warrant liabilities, have been reclassified as an expense.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements for the periods ended December 31, 2020, September 30, 2020 and its balance sheet as of August 7, 2020 (the “Affected Periods”) should be restated because of a misapplication of the guidance with respect to accounting for certain of the Company’s outstanding warrants and should no longer be relied upon.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

Effects of the Restatement

The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of August 7, 2020
Warrant liabilities	$—	$21,313,333	$21,313,333
Total liabilities	9,830,277	21,313,333	31,143,610
Class A common stock subject to possible redemption	262,053,310	(21,313,330)	240,739,980
Class A common stock	129	464	593
Additional paid-in capital	5,002,671	746,645	5,749,316
Accumulated deficit	(3,581)	(747,112)	(750,693)
Total Stockholders’ Equity	5,000,010	(3)	5,000,007

Balance Sheet as of December 31, 2020
Warrant liabilities	$—	$27,253,333	$27,253,333
Total liabilities	10,761,772	27,253,333	38,015,105
Class A common stock subject to possible redemption	285,485,260	(27,253,330)	258,231,930
Class A common stock	145	273	418
Additional paid-in capital	5,654,273	6,686,836	12,341,109
Accumulated deficit	(655,161)	(6,687,112)	(7,342,273)
Total Stockholders’ Equity	5,000,007	(3)	5,000,004

Statement of Operations for the period from June 2, 2020 (Inception) through December 31, 2020
Warrant offering costs	$—	$(747,112)	$(747,112)
Change in fair value of warrant liabilities	—	(5,940,000)	(5,940,000)
Other expense, net	46,957	(6,687,112)	(6,640,155)
Loss before provision for income taxes	(655,161)	(6,687,112)	(7,342,273)
Net loss	(655,161)	(6,687,117)	(7,342,273)
Basic and diluted loss per share, Class B common stock	(0.09)	(0.89)	(0.98)

Statement of Cash Flows for the period from June 2, 2020 (Inception) through December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(655,161)	$(6,687,112)	$(7,342,273)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs	—	458,500	458,500
Change in fair value of warrant liabilities	—	5,940,000	5,940,000
Net cash used in operating activities	(691,869)	(288,612)	(980,481)
Proceeds from sale of Units, net of underwriting discounts paid	294,000,000	262,000	294,262,000
Payment of offering costs	(160,614)	26,612	(134,002)
Net cash provided by financing activities	301,682,297	288,612	301,970,909
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	21,313,333	21,313,333

The following tables set forth the effects of the restatement on the affected line items within our previously reported unaudited condensed financial statements.

	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet as of September 30, 2020
Warrant liabilities	$—	$24,546,666	$24,546,666
Total liabilities	10,640,289	24,546,666	35,186,955
Class A common stock subject to possible redemption	285,990,770	(24,546,670)	261,444,100
Class A common stock	140	246	386
Additional paid-in capital	5,148,768	3,980,203	9,128,971
Accumulated deficit	(149,656)	(3,980,445)	(4,130,101)
Total Stockholders’ Equity	5,000,002	4	5,000,006

Condensed Statement of Operations for the period from June 2, 2020 (inception) through September 30, 2020
Warrant offering costs	$—	$(747,112)	$(747,112)
Change in fair value of warrant liabilities	—	(3,233,333)	(3,233,333)
Other expense, net	7,109	(3,980,445)	(3,973,336)
Loss before provision for income taxes	(149,656)	(3,980,445)	(4,130,101)
Net loss	(149,656)	(3,980,445)	(4,130,101)
Basic and diluted loss per share, Class B	(0.02)	(0.53)	(0.55)

Condensed Statement of Operations for the three months ended September 30, 2020
Warrant offering costs	$—	$(747,112)	$(747,112)
Change in fair value of warrant liabilities	—	(3,233,333)	(3,233,333)
Other expense, net	7,109	(3,980,445)	(3,973,336)
Loss before provision for income taxes	(148,287)	(3,980,445)	(4,128,732)
Net loss	(148,287)	(3,980,445)	(4,128,732)
Basic and diluted loss per share, Class B	(0.02)	(0.53)	(0.55)

Condensed Statement of Cash Flows for the period from June 2, 2020 (inception) through September 30, 2020
Cash Flows from Operating Activities:
Net loss	$(149,656)	$(3,980,445)	$(4,130,101)
Adjustments to reconcile net loss to net cash used in operating activities:
Deferred warrant offering costs	—	458,500	458,500
Change in fair value of warrant liabilities	—	3,233,333	3,233,333
Net cash used in operating activities	(321,572)	(288,612)	(610,184)
Proceeds from sale of Units, net of underwriting discounts paid	294,000,000	262,000	294,262,000
Payment of offering costs	(160,614)	26,612	(134,002)
Net cash provided by financing activities	301,682,297	288,612	301,970,909
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	—	21,313,333	21,313,333